Perferred stock and Stockholders's Deficit	12 Months Ended
Jan. 31, 2021
Temporary Equity And Permanent Equity [Abstract]
Temporary Equity And Permanent Equity [Text Block]
7.	Preferred Stock and Stockholders’ Deficit
As of January 31, 2020, 145,747 of the Series B preferred shares were issued in the amount of $10,625 or $72.90 per share. During the year ended January 31, 2021, an additional 787 Series B preferred shares have been purchased at a price of $57,387. The total funds for the Series B funding round totaled $68,012.
For the year ended January 31, 2021 and January 31, 2020, the Company repurchased 0 shares of common stock.
The holders of Class A common stock (Class A Common), Class B common stock (Class B Common) (together Common Stock) and the holders of Series A preferred stock (Series A Preferred) and Series B preferred stock (Series B Preferred) (together Preferred Stock) have the following rights and preferences:
Voting
The holders of the Class A Common Stock and Class B Common Stock are entitled to one and twenty votes, respectively.

Each holder of Preferred stock shall be entitled to the number of votes equal to the number of shares of Common Stock into which the shares of Preferred Stock could be converted and shall have voting rights and powers equal to the voting rights and powers of the Common Stock. Except as otherwise provided by the Articles of Incorporation or as required by law, holders of Preferred stock shall vote together with the Common Stock as a single class.
Dividends
The holders of Series A Preferred, in preference to the holders of Common Stock, shall be entitled to receive dividends at a rate of $2.45 per share of Series A Preferred. The holders of Series B Preferred, shall be entitled to receive dividends at a rate of $4.37 per share. Such dividends shall be payable only when, as and if declared by the Board of Directors. If the Corporation declares, pays or sets aside any dividends on shares of Common Stock, holders of Series A Preferred Stock, Series B Preferred Stock and Common Stock shall be entitled to share in such dividend pro rata based on the number of shares held by each such holder, treating for this purpose all such securities as if they had been converted to Common Stock pursuant to the terms of the Certificate of Incorporation immediately prior to such dividend.
Liquidation
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or Deemed Liquidation Event (defined as either a merger or consolidation, sale of assets, or the sale of the Company’s capital stock that the merger discussed in Footnote 16 will be considered a qualifiying event), before any distribution or payment shall be made to the holders of Common Stock, the holders of Series B Preferred and Series A Preferred shall be entitled to be paid an amount per share equal to the greater of (i) the Series B Preferred or Series A Preferred Original Issue Price, plus any dividends declared but unpaid thereon, or (ii) such amount per share as would have been payable had all shares of Series B Preferred or Series A Preferred have been converted into Common Stock (the Series B or Series A Liquidation Amount). The “Original Issue Price” applicable to the Preferred Stock shall mean, in the case of the Series A Preferred Stock, $40.95 per share and in the case of the Series B Preferred Stock, $72.90 per share. If upon any such liquidation the assets of the Company are insufficient to make payment in full to all holders of Series B and Series A Preferred to the full amount to which they are entitled, then such assets shall be distributed among the holders of Series B Preferred and Series A Preferred ratably in proportion to the full amounts to which they would otherwise be entitled if such amounts had been paid in full. Thereafter, the remaining assets of the Company legally available for distribution, if any, shall be distributed ratably only to the holders of Common Stock.
Conversion
Each share of Preferred stock is convertible, at the option of the holder thereof, into such number of fully paid and nonassessable shares of Common Stock as is determined by dividing the applicable original issuance price by the applicable conversion price, as defined in the Second Amended and Restated Certificate of Incorporation. This conversion price is subject to adjustment under certain anti-dilutive events. Upon either (a) initial public offering of at least $75,000, or (b) the vote or written consent of the holders of at least sixty percent (60%) of the then outstanding shares of Series B and Series A Preferred shareholders, all outstanding shares of Preferred stock shall automatically be converted into shares of Common Stock at the then-effective conversion rate. In March 2021, the Company entered into a merger agreement, as discussed further in Note 16, Subsequent Events, that will lead to the conversion of the shares of Preferred stock into Common Stock as part of the merger.
Redemption
The Class A Common Stock, Class B Common Stock, Series A Preferred Stock and Series B Preferred Stock are not redeemable by any holder thereof.
Warrants
In April 2018, the Company issued warrants to purchase 6,859 shares of Series A Preferred Stock to a bank in connection with a debt arrangement. The warrants expire in April 2028. The warrants for Series A Preferred Stock are non-redeemable
and are recorded as a component of equity on the Consolidated Balance Sheets.
Subscription Notes Receivable
During the year ended January 31, 2021, the Company issued no shares. During the year ended January 31, 2020, the Company issued 196 shares of common stock to certain employees of the Company in exchange for promissory notes (the Notes) totaling $95, which were determined to be recourse loans. The Notes accrue interest ranging from 1.40% to 2.70% compounded annually and are due three years from the initial date of the note agreement.